5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan And Stock-Based Compensation Details Narrative
Stock-based compensation relating to option grant	$ 472,820	$ 44,638	$ 857,851	$ 161,504	$ 480,108	$ 149,727
Unrecognized compensation	213,000		213,000		1,654,000
Unrecognized compensation period for recognition			1 year 22 days		2 years 6 months
Remaining contractual life of option					4 years 8 months 16 days
Weighted-average remaining contractual life for options exercisable			2 years 8 months 8 days		4 years 8 months 16 days
Intrinsic value for fully vested, exercisable options	$ 1,330,637		$ 1,330,637		$ 418,000	$ 96,206
Weighted-average fair value			$ 0.21	$ 0.21